Commitments and contingencies - Schedule Of Operating Lease Cost And Supplemental Cash Flow Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Lease cost	¥ 119,453	¥ 126,840
Right-of-use assets obtained in exchange for new lease liabilities	108,430	60,047
Operating cash flows	¥ 102,150	¥ 102,066